Stock-based compensation (Details) (CAD)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Fixed stock option plans
Number of Options, Outstanding, January 1, 2011	3,530,698
Weighted average exercise price, Outstanding, January 1, 2011	53.36
Number of new options granted	632,400
Weighted average exercise price of new options granted	65.03
Number of Options Transferred from TSARs	3,534,910
Weighted Average Exercise Price Transferred from TSARs	47.44
Number of options, exercised	(752,085)
Weighted average exercise price of options exercised	34.77
Number of options forfeited	(30,600)
Weighted average exercise price of options forfeited	52.73
Number of options, December 31, 2011	6,915,323
Weighted average exercise price of options, December 31, 2011	53.42
Number of options Vested or expected to vest at December 31, 2011	6,050,046
Weighted average exercise price of options Vested or expected to vest at December 31, 2011	51.37
Number of options, exercisable at December 31, 2011		4,265,273
Weighted average grant date fair value, exercisable at December 31, 2011		50.43
Non Vested Options
Fixed stock option plans
Number of Options, Outstanding, January 1, 2011	1,096,275
Weighted average grant date fair value of nonvested options, Outstanding, January 1, 2011	18.18
Number of new options granted	632,400
Weighted average grant date fair value of new nonvested options granted	19.44
Number of Nonvested Options Transferred from TSARs	1,563,675
Weighted Average Grant Date Fair Value of Nonvested Options Transferred from TSARs	11.63
Number of nonvested options vested	(635,000)
Weighted average grant date fair value of nonvested options vested	12.19
Number of options forfeited	(7,300)
Weighted average grant date fair value of nonvested options forfeited	22.26
Number of options, December 31, 2011	2,650,050
Weighted average grant date fair value of nonvested options outstanding, December 31, 2011	16.04